Related Party Transactions and Balances (Details) - Schedule of Owing to Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Owing to Related Parties [Line Items]
Total related party transactions	$ 2,520,594	$ 441,374
5 Spot Corp [Member]
Schedule of Owing to Related Parties [Line Items]
Total related party transactions	12,000	12,744
Hovan Ventures LLC [Member]
Schedule of Owing to Related Parties [Line Items]
Total related party transactions	7,000
Officers and Board members [Member]
Schedule of Owing to Related Parties [Line Items]
Total related party transactions	$ 2,501,594	$ 428,630